Share-Based Compensation - Non-vested restricted shares - Additional Information (Details)			12 Months Ended
	Jan. 29, 2021 $ / shares shares	Jan. 04, 2019 $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Other disclosures
Fair value of shares vested			¥ 1,398,000	¥ 4,004,970	¥ 2,742,345
Restricted shares
Other disclosures
Fair value of non-vested restricted shares vested			2,049,483
Compensation expense			¥ 644,654	¥ 3,593,400	¥ 9,583,596
Restricted shares | 2014 Plan
Share-Based Compensation
Granted | shares			1,008,552
Weighted Average Grant-date Fair Value
Granted | ¥ / shares			¥ 2.01
Other disclosures
Unrecognized compensation expense			¥ 1,396,058
Weighted average remaining period over which unrecognized compensation expense will be recognized			3 years 7 months 6 days
Restricted shares | Senior management
Share-Based Compensation
Vesting period		3 years
Granted | shares		900,000
Weighted Average Grant-date Fair Value
Granted | $ / shares		$ 0.73
Restricted shares | Personnel and backstage staff
Share-Based Compensation
Granted | shares	1,008,552
Weighted Average Grant-date Fair Value
Granted | $ / shares	$ 0.32